Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accounts Payable and Accrued Liabilities [Abstract]
Accounts payable	$ 1,373,037	$ 1,818,003
Accrued liabilities	7,750	3,812
Total	$ 1,380,787	$ 1,821,815